COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

11) COMMITMENTS AND CONTINGENCIES

Litigation Matters

The Company is involved in litigation and arbitrations from time to time in the ordinary course of business. Legal fees and other costs associated with such actions are expensed as incurred. In addition, the Company assesses the need to record a liability for litigation and contingencies. The Company reserves for costs relating to these matters when a loss is probable, and the amount can be reasonably estimated.

Donoghue v. Cherington and Ernexa

Dennis J. Donoghue, a security owner of the Company, initiated a lawsuit against the Company as a nominal defendant, and Charles Cherington (“Cherington”) as defendant, on October 20, 2025 in the Southern District of New York (Case No. 25-cv-8653) alleging a violation of Section 16(b) of the Securities Exchange Act of 1934, 15 U.S.C. Section 78p(b) and seeking recovery of alleged short swing profits by Cherington.

Licensing Agreements

On September 24, 2024, the Company entered into the Exclusive License and Collaboration Agreement (“the Factor L&C Agreement”) with Factor Bioscience Limited (“Factor Limited”). The Factor L&C Agreement terminated a previous license agreement, as well as a license that the Company acquired from a third party pursuant to an asset purchase agreement in April 2023.

Under the Factor L&C Agreement, the Company has obtained exclusive licenses in the fields of cancer, autoimmune disorders, and rare diseases with respect to certain licensed technology and has the right to develop the licensed technology directly or enter into co-development agreements with partners who can help bring such technology to market. The Factor L&C Agreement also provides for certain services and materials to be provided by Factor Bioscience to facilitate the development of the licensed technology and to enable the Company to scale up production at third party facilities.

The initial term of the Factor L&C Agreement is one year after the effective date, and it automatically renews yearly thereafter. The Company may terminate the Factor L&C Agreement for any reason upon 90 days’ written notice to Factor Bioscience, and the parties otherwise have customary termination rights, including in connection with certain uncured material breaches and specified bankruptcy events.

Pursuant to the Factor L&C Agreement, the Company will pay Factor Bioscience approximately $0.2 million per month for the first twelve months, approximately $0.1 million per month for the first nine months toward patent costs, certain milestone payments, royalty payments on net sales of commercialized products and sublicensing fee payments.

Contingent Consideration

The Company has recorded a three-year contingent consideration liability related to an asset acquisition in April 2023. If during the three-year period since April 26, 2023, the Company’s market cap equals or exceeds $100 million for at least ten consecutive trading days, then the Company will issue to the seller shares of the Company’s common stock equal to (a) $2.0 million divided by (b) the quotient of $100 million divided by the number of the Company’s then issued and outstanding shares of common stock. If during that three-year period, the Company’s market cap equals or exceeds $200 million for at least ten consecutive trading days, then the Company will issue to the seller additional shares of the Company’s common stock equal to (a) $2.0 million divided by (b) the quotient of $200 million dividend by the number of the Company’s then issued and outstanding shares of common stock. As discussed in Note 4, the Company records the contingent consideration liability at its fair value, and as of September 30, 2024 the fair value of the liability was approximately $41,000. The contingent consideration obligation will expire on April 26,2026.

Retirement Savings Plan

The Company offers to its eligible employees a defined contribution plan, organized under Section 401(k) of the Internal Revenue Code, through its co-employment arrangement with its professional employer organization (“PEO”). Under this arrangement, the PEO serves as the plan sponsor and administrator. Eligible employees may defer up to 100% of their annual compensation or a specific amount imposed by the Internal Revenue Service, whichever is less. The Company matches employees’ contributions at a rate of 100% of the first 3% of the employee’s contribution and 50% of the next 2% of the employee’s contribution, for a maximum Company match of 4%.

13)	Commitments and Contingencies

Litigation Matters

The Company is involved in litigation and arbitrations from time to time in the ordinary course of business. Legal fees and other costs associated with such actions are expensed as incurred. In addition, the Company assesses the need to record a liability for litigation and contingencies. The Company reserves for costs relating to these matters when a loss is probable, and the amount can be reasonably estimated.

Novellus, Inc. v. Sowyrda et al., C.A. No. 2184CV02436-BLS2

On October 25, 2021 Novellus, Inc. filed a complaint in the Superior Court of Massachusetts, Suffolk County, against former Novellus, Inc. employees Paul Sowyrda and John Westman and certain other former investors in Novellus LLC (Novellus, Inc.’s former parent company prior to our acquisition of Novellus, Inc.), alleging breach of fiduciary duty, breach of contract and civil conspiracy. Ernexa acquired Novellus, Inc. on July 16, 2021. On May 27, 2022 Novellus, Inc. amended the complaint to withdraw all claims against all defendants except Paul Sowyrda and John Westman. On July 1, 2022, Westman filed a motion to compel arbitration or in the alternative, to stay the litigation pending the disposition of certain litigation in the Court of Chancery for the State of Delaware filed by Mr. Sowyrda against Novellus LLC, Dr. Christopher Rohde, Dr. Matthew Angel, Leonard Mazur and Factor Bioscience, Inc. captioned Zelickson et al., v. Angel et al., C.A. 2021-1014-JRS and by Westman against Novellus LLC captioned Westman v. Novellus LLC, C.A. No. 2021-0882-NAC (together, the “Delaware Actions”). On July 1, 2022, Sowyrda answered the complaint and asserted counterclaims against Novellus, Inc, and third-party defendants Dr. Matthew Angel and Dr. Christopher Rohde alleging violations of the Massachusetts Wage Act, Massachusetts Minimum Fair Wage Law, the Fair Labor Standards Act, breach of contract, unjust enrichment and quantum meruit. Sowyrda also joined in Westman’s motion to stay the case pending the Delaware Actions. Novellus, Inc.’s claims and Mr. Sowyrda’s counterclaims relate to alleged conduct that took place before Ernexa acquired Novellus, Inc.

On November 15, 2022, prior to a decision on Westman’s and Sowyrda’s motion to compel or stay, the parties agreed to voluntarily dismiss and consolidate the Delaware Actions with this action. On December 15, 2022, Sowyrda filed an Amended Answer to the Amended Complaint, asserted affirmative defenses and filed Amended Counterclaims against Dr. Angel, Dr. Rohde, Novellus LLC, Novellus Inc., Factor Bioscience Inc., and Ernexa Therapeutics Inc. (collectively, the “Counterclaim Defendants”) alleging against various Counterclaim Defendants breach of contract, breaches of the implied duty of good faith and fair dealing, breaches of fiduciary duty, breaches of the operating agreement, aiding and abetting breaches of fiduciary duty, tortious interference with contract, equitable accounting, violations of the Massachusetts Wage Act, Massachusetts Minimum Fair Wage Law, the Fair Labor Standards Act, unjust enrichment, and quantum meruit. Also on December 15, 2022, Westman filed an answer to the Amended Complaint and asserted similar counterclaims against the same Counterclaim Defendants. Westman and Sowyrda each asserted claims for indemnification and/or advancement against Novellus, Inc. On January 11, 2023, Westman and Sowyrda served a joint motion to enforce their advancement and/or indemnification rights against Novellus Inc. Novellus Inc. vigorously opposes this motion and served its opposition on January 27, 2023. On February 8, 2023, Westman and Sowyrda served a reply in support of their motion to enforce indemnification/advancement rights, and submitted the motion to the Court. Novellus Inc. answered Westman and Sowyrda’s counterclaims on January 27, 2023, denying liability. The remaining Counterclaim Defendants served a motion to dismiss most of the remaining counterclaims on January 27, 2023. The Court entered an order granting the Counterclaim Defendants’ motion to dismiss and denying Sowyrda and Westman’s motion to enforce on June 15, 2023. The Court’s order dismissed all of Westman’s claims against Counterclaim Defendants except his claim for indemnification, and all of Sowyrda’s claims except his claim for indemnification and his employment-related claims, which Counterclaim Defendants did not move to dismiss. On July 6, 2023, Westman and Sowyrda filed a petition for interlocutory review with a single justice of the Massachusetts Appeals Court, seeking to overturn the judge’s decision granting the Counterclaim Defendants’ motion to dismiss most of the remaining counterclaims, but not the decision denying Westman and Sowyrda’s motion to enforce advancement rights. On July 25, 2023, the parties to the appeal filed a joint motion to the single justice in the appellate court to stay the appeal to allow for amended counterclaims to be filed by Counterclaim Plaintiffs and a motion to dismiss to be filed by Counterclaim Defendants. Counterclaim Plaintiffs filed an initial set of amended counterclaims on August 15, 2023. Counterclaim Plaintiffs amended and refiled their amended counterclaims on September 29, 2023. Counterclaim Defendants served their motion to dismiss all of the amended counterclaims, except for Sowyrda’s employment-related claims, on October 13, 2023. On June 13, 2024, the motion to dismiss was denied and the court set a schedule for discovery limited to a threshold factual issue. Discovery as to all other issues pertaining to the counterclaims was stayed. On July 15, 2024, Westman and Sowyrda requested that the single justice in the appellate court continue to stay the appeal pending the outcome of the limited discovery ordered by the Court. On July 31, 2024, Counterclaim Defendants and Sowyrda informed the Court that they had reached a settlement and requested that all claims pending between them be dismissed with prejudice, and on August 9, 2024, the Court approved the motion for approval of dismissal of all such claims with prejudice. Pursuant to the Court’s June 13, 2024 order, Counterclaim Defendants engaged in limited discovery with Westman.. The Counterclaim Defendants and Westman are currently in settlement discussions, and the Counterclaim Defendants and Westman requested a stay of all remaining deadlines pending memorialization of such discussions. The Court granted that motion on February 11, 2025. The Company has accrued approximately $0.2 million for this matter in the year ended December 31, 2024.

eTheRNA Immunotherapies NV and eTheRNA Inc. v. Eterna Therapeutics Inc. C.A. No. 123CV11732

On July 31, 2023, eTheRNA Immunotherapies NV and eTheRNA Inc. filed a complaint against the Company alleging the following claims: (1) federal trademark infringement; (2) federal unfair competition; (3) Massachusetts state common law trademark infringement; (4) Massachusetts state unfair competition. On April 2, 2024, the parties settled the claims and stipulated to dismiss the complaint with prejudice. Per the settlement agreement entered into between the parties on March 19, 2024, the Company planned to phase-out its current use of the ETERNA trademark by October 31, 2024.

On October 6, 2024, the parties entered into an addendum to the settlement agreement extending the deadline for phasing out the Company’s use of the ETERNA trademark until March 31, 2025. If the Company continues to use the Eterna Therapeutics name as of April 1, 2025, it will be obligated to pay €667 per day that it continues to do so.

Licensing Agreements

On September 24, 2024, the Company entered into the Factor L&C Agreement. See Note 11 for details of this agreement.

Retirement Savings Plan

The Company established a defined contribution plan, organized under Section 401(k) of the Internal Revenue Code, which allows employees to defer up to 90% of their pay on a pre-tax basis. Beginning on January 1, 2023, the Company began matching employees’ contributions at a rate of 100% of the first 3% of the employee’s contribution and 50% of the next 2% of the employee’s contribution, for a maximum Company match of 4%. The Company matched less than $0.1 million towards employees’ 401k contributions for each of the years ended December 31, 2024 and 2023.